WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 97.4% (a)
Communication Services - 0.7%
Cargurus, Inc. (b)	352	$4,988
Iridium Communications, Inc. (b)	1,658	73,565
Magnite, Inc. (b)	790	5,190
MediaAlpha, Inc. - Class A (b)	330	2,887
Shutterstock, Inc.	651	32,661
Thryv Holdings, Inc. (b)	750	17,123
Vimeo, Inc. (b)	189	756
Yelp, Inc. (b)	654	22,177
Ziff Davis, Inc. (b)	77	5,273
ZipRecruiter, Inc. - Class A (b)	143	2,360
		166,980
Consumer Discretionary - 8.5%
Asbury Automotive Group, Inc. (b)	37	5,591
Bloomin' Brands, Inc.	1,549	28,393
Boot Barn Holdings, Inc. (b)	2,833	165,617
Caleres, Inc.	643	15,574
Cavco Industries, Inc. (b)	183	37,654
Chegg, Inc. (b)	944	19,890
Coursera, Inc. (b)	119	1,283
Crocs, Inc. (b)	326	22,383
Dave & Buster's Entertainment, Inc. (b)	1,148	35,622
Destination XL Group, Inc. (b)	1,065	5,772
Everi Holdings, Inc. (b)	1,258	20,405
Fox Factory Holding Corp. (b)	211	16,686
Green Brick Partners, Inc. (b)	6,198	132,513
International Game Technology PLC	101	1,596
KB Home	978	25,350
Legacy Housing Corp. (b)	378	6,483
M/I Homes, Inc. (b)	110	3,985
MasterCraft Boat Holdings, Inc. (b)	93	1,753
Monarch Casino & Resort, Inc. (b)	146	8,196
Murphy USA, Inc.	67	18,419
OneWater Marine, Inc. - Class A (b)	54	1,626
Oxford Industries, Inc.	602	54,048
Perdoceo Education Corp. (b)	404	4,161
Portillo's, Inc. - Class A (b)	7,553	148,719
PowerSchool Holdings, Inc. - Class A (b)	848	14,153
Red Rock Resorts, Inc. - Class A	341	11,683
Ruth's Hospitality Group, Inc.	439	7,401
Skyline Champion Corp. (b)	2,409	127,364
Steven Madden Ltd.	5,842	155,806
Stitch Fix, Inc. - Class A (b)	468	1,849
Stoneridge, Inc. (b)	6,965	118,057
Stride, Inc. (b)	197	8,280
Target Hospitality Corp. (b)	801	10,109
Tenneco, Inc. - Class A (b)	203	3,530
Texas Roadhouse, Inc.	4,740	413,612
The Buckle, Inc.	150	4,749
The Cheesecake Factory, Inc.	293	8,579
The Lovesac Co. (b)	2,277	46,405
The ONE Group Hospitality, Inc. (b)	1,494	9,920
TopBuild Corp. (b)	784	129,188
Vivint Smart Home, Inc. (b)	3,155	20,760
Wingstop, Inc.	289	36,246
WW International, Inc. (b)	662	2,602
YETI Holdings, Inc. (b)	2,849	81,253
		1,993,265
Consumer Staples - 5.3%
BellRing Brands, Inc. (b)	246	5,070
Cal-Maine Foods, Inc.	219	12,174
Celsius Holdings, Inc. (b)	30	2,720
Coca-Cola Consolidated, Inc.	9	3,706
elf Beauty, Inc. (b)	10,690	402,158
Grocery Outlet Holding Corp. (b)	12,277	408,701
Inter Parfums, Inc.	289	21,808
Performance Food Group Co. (b)	418	17,953
Sovos Brands, Inc. (b)	7,977	113,592
Sprouts Farmers Market, Inc. (b)	690	19,148
The Beauty Health Co. (b)	13,054	153,907
The Chefs' Warehouse, Inc. (b)	1,286	37,255
The Simply Good Foods Co. (b)	406	12,988
United Natural Foods, Inc. (b)	327	11,239
Vector Group Ltd.	645	5,682
WD-40 Co.	93	16,344
		1,244,445
Energy - 5.4%
Arch Resources, Inc.	30	3,558
Berry Corp.	1,453	10,897
Brigham Minerals, Inc. - Class A	11,943	294,634
Callon Petroleum Co. (b)	232	8,122
ChampionX Corp.	763	14,932
Chord Energy Corp.	671	91,773
Civitas Resources, Inc.	110	6,313
CNX Resources Corp. (b)	401	6,228
CONSOL Energy, Inc.	761	48,947
Denbury, Inc. (b)	344	29,673
Dorian LPG Ltd.	780	10,585
Earthstone Energy, Inc. - Class A (b)(c)	26,196	322,735
Excelerate Energy, Inc. - Class A	4,438	103,849
Golar LNG Ltd. (b)	648	16,148
Kosmos Energy Ltd. (b)	2,295	11,865
Magnolia Oil & Gas Corp. - Class A	2,195	43,483
Matador Resources Co.	1,462	71,521
Murphy Oil Corp.	1,404	49,379
Ovintiv, Inc.	217	9,982
Par Pacific Holdings, Inc. (b)	115	1,887
Permian Resources Corp. (b)	3,334	22,671
Sitio Royalties Corp. (c)	1,199	26,510
SM Energy Co.	186	6,995
Solaris Oilfield Infrastructure, Inc. - Class A	3,924	36,729
Talos Energy, Inc. (b)	789	13,137
Tellurian, Inc. (b)	2,379	5,686
Uranium Energy Corp. (b)	482	1,687
US Silica Holdings, Inc. (b)	1,400	15,330
		1,285,256
Financials - 7.1%
Atlanticus Holdings Corp. (b)	58	1,521
Banc of California, Inc.	7,389	118,002
BancFirst Corp.	69	6,174
Cadence Bank	10,385	263,883
Coastal Financial Corp. (b)	51	2,027
CrossFirst Bankshares, Inc. (b)	1,287	16,795
Eastern Bankshares, Inc.	1,634	32,092
Esquire Financial Holdings, Inc.	771	28,951
First BanCorp	525	7,182
First Financial Bankshares, Inc.	1,431	59,859
GAMCO Investors, Inc. - Class A	608	10,366
Hanmi Financial Corp.	172	4,073
Home BancShares, Inc.	11,847	266,676
Houlihan Lokey, Inc.	601	45,303
James River Group Holdings Ltd.	7,505	171,189
Kinsale Capital Group, Inc.	33	8,429
Lakeland Financial Corp.	28	2,039
LendingTree, Inc. (b)	2,257	53,852
Manning & Napier, Inc.	646	7,926
Metrocity Bankshares, Inc.	600	11,784
Metropolitan Bank Holding Corp. (b)	69	4,441
Moelis & Co. - Class A	447	15,113
National Bank Holdings Corp. - Class A	260	9,617
NMI Holdings, Inc. - Class A (b)	480	9,778
Open Lending Corp. - Class A (b)	1,847	14,850
Origin Bancorp, Inc.	177	6,809
Pathward Financial, Inc.	201	6,625
Regional Management Corp.	401	11,244
RLI Corp.	50	5,119
ServisFirst Bancshares, Inc.	192	15,360
Silvergate Capital Corp. - Class A (b)	442	33,305
StepStone Group, Inc. - Class A	2,520	61,765
Texas Capital Bancshares, Inc. (b)	3,002	177,208
The Bank of NT Butterfield & Son Ltd.	381	12,367
Triumph Bancorp, Inc. (b)	2,128	115,657
Universal Insurance Holdings, Inc.	462	4,551
Veritex Holdings, Inc.	120	3,191
Westamerica BanCorp	850	44,446
		1,669,569
Health Care - 31.4%
1Life Healthcare, Inc. (b)	275	4,716
AdaptHealth Corp. (b)	75	1,408
Adaptive Biotechnologies Corp. (b)	724	5,155
Aerie Pharmaceuticals, Inc. (b)	1,478	22,362
Affimed NV (b)	2,795	5,758
Agenus, Inc. (b)	6,116	12,538
Akoya Biosciences, Inc. (b)	7,056	82,908
Alector, Inc. (b)	1,239	11,721
Alignment Healthcare, Inc. (b)	2,457	29,091
Alkermes PLC (b)	2,432	54,307
ALX Oncology Holdings, Inc. (b)	442	4,230
Amedisys, Inc. (b)	839	81,207
American Well Corp. - Class A (b)	23,638	84,860
AMN Healthcare Services, Inc. (b)	625	66,225
Amneal Pharmaceuticals, Inc. (b)	2,432	4,913
Amphastar Pharmaceuticals, Inc. (b)	440	12,364
Anavex Life Sciences Corp. (b)	372	3,839
Apellis Pharmaceuticals, Inc. (b)	127	8,674
Apollo Medical Holdings, Inc. (b)	798	31,122
Arcus Biosciences, Inc. (b)	2,399	62,758
Arrowhead Pharmaceuticals, Inc. (b)	462	15,269
Arvinas, Inc. (b)	393	17,485
Atea Pharmaceuticals, Inc. (b)	271	1,542
AtriCure, Inc. (b)	70	2,737
Avid Bioservices, Inc. (b)	14,841	283,760
Beam Therapeutics, Inc. (b)	1,608	76,605
Biohaven Pharmaceutical Holding Co. Ltd. (b)	87	13,152
BioLife Solutions, Inc. (b)	9,194	209,163
Bluebird Bio, Inc. (b)	9,868	62,464
Blueprint Medicines Corp. (b)	203	13,376
Bridgebio Pharma, Inc. (b)	916	9,105
Cano Health, Inc. (b)	386	3,347
CareDx, Inc. (b)	435	7,404
Caribou Biosciences, Inc. (b)	5,997	63,268
Castle Biosciences, Inc. (b)	5,769	150,455
Catalyst Pharmaceuticals, Inc. (b)	1,901	24,390
Cerus Corp. (b)	3,583	12,899
Chemed Corp.	72	31,432
Collegium Pharmaceutical, Inc. (b)	1,242	19,897
CONMED Corp.	2,880	230,890
Corcept Therapeutics, Inc. (b)	1,135	29,101
CryoPort, Inc. (b)	6,381	155,441
CytoSorbents Corp. (b)	6,703	9,116
Denali Therapeutics, Inc. (b)	1,777	54,536
DermTech, Inc. (b)(c)	10,415	41,243
Dynavax Technologies Corp. (b)	1,248	13,029
Editas Medicine, Inc. (b)	1,151	14,088
Fate Therapeutics, Inc. (b)	1,289	28,886
Fulgent Genetics, Inc. (b)	246	9,377
Glaukos Corp. (b)	50	2,662
Global Blood Therapeutics, Inc. (b)	335	22,813
Globus Medical, Inc. - Class A (b)	217	12,927
Halozyme Therapeutics, Inc. (b)	2,549	100,787
Hanger, Inc. (b)	114	2,134
Harvard Bioscience, Inc. (b)	58,932	150,866
Health Catalyst, Inc. (b)	7,287	70,684
Heron Therapeutics, Inc. (b)	2,098	8,854
iCAD, Inc. (b)	8,660	18,186
ImmunoGen, Inc. (b)	14,003	66,934
Inari Medical, Inc. (b)	225	16,344
Inhibrx, Inc. (b)	258	4,631
Innoviva, Inc. (b)	2,667	30,964
Inspire Medical Systems, Inc. (b)	355	62,966
Integer Holdings Corp. (b)	213	13,255
Intellia Therapeutics, Inc. (b)	1,160	64,914
Intercept Pharmaceuticals, Inc. (b)	92	1,283
Intra-Cellular Therapies, Inc. (b)	188	8,748
Invitae Corp. (b)(c)	1,225	3,013
iRadimed Corp.	120	3,607
iRhythm Technologies, Inc. (b)	88	11,025
Ironwood Pharmaceuticals, Inc. - Class A (b)	3,112	32,240
Karuna Therapeutics, Inc. (b)	176	39,588
Karyopharm Therapeutics, Inc. (b)	1,071	5,848
Kezar Life Sciences, Inc. (b)	6,774	58,324
Kiniksa Pharmaceuticals Ltd. - Class A (b)	7,228	92,808
Lantheus Holdings, Inc. (b)	428	30,101
LeMaitre Vascular, Inc.	6,948	352,125
LHC Group, Inc. (b)	1,346	220,286
MaxCyte, Inc. (b)	5,385	35,002
Medpace Holdings, Inc. (b)	2,004	314,969
Merit Medical Systems, Inc. (b)	159	8,985
Mesa Laboratories, Inc.	2,081	293,067
ModivCare, Inc. (b)	140	13,955
Morphic Holding, Inc. (b)	100	2,830
Neogen Corp. (b)	5,663	79,112
NGM Biopharmaceuticals, Inc. (b)	339	4,434
Nurix Therapeutics, Inc. (b)	394	5,134
NuVasive, Inc. (b)	28	1,227
Ocular Therapeutix, Inc. (b)	860	3,569
Olink Holding AB - ADR (b)(c)	7,820	94,935
Omnicell, Inc. (b)	2,916	253,779
Organogenesis Holdings, Inc. (b)	4,410	14,288
OrthoPediatrics Corp. (b)	4,461	205,831
Pacific Biosciences of California, Inc. (b)	1,036	6,014
Pacira BioSciences, Inc. (b)	295	15,691
Phreesia, Inc. (b)	476	12,128
Pliant Therapeutics, Inc. (b)	4,533	94,694
Precigen, Inc. (b)	3,633	7,702
Privia Health Group, Inc. (b)	948	32,289
Progyny, Inc. (b)	1,568	58,110
Prothena Corp. PLC (b)	1,549	93,916
Quanterix Corp. (b)	6,433	70,892
QuidelOrtho Corp. (b)	131	9,364
R1 RCM, Inc. (b)	1,739	32,224
RAPT Therapeutics, Inc. (b)	173	4,162
Reata Pharmaceuticals, Inc. - Class A (b)	58	1,458
REGENXBIO, Inc. (b)	1,188	31,399
Relay Therapeutics, Inc. (b)	241	5,391
Repligen Corp. (b)	1,853	346,715
Revance Therapeutics, Inc. (b)	468	12,636
Rigel Pharmaceuticals, Inc. (b)	1,532	1,808
Rocket Pharmaceuticals, Inc. (b)	374	5,969
Sangamo Therapeutics, Inc. (b)	1,913	9,374
Schrodinger, Inc. (b)	266	6,645
Seer, Inc. (b)	1,109	8,584
Select Medical Holdings Corp.	2,010	44,421
Seres Therapeutics, Inc. (b)	420	2,696
Shockwave Medical, Inc. (b)	484	134,586
SI-BONE, Inc. (b)	9,802	171,143
Silk Road Medical, Inc. (b)	2,291	103,095
Simulations Plus, Inc.	6,470	314,054
STAAR Surgical Co. (b)	914	64,483
Stoke Therapeutics, Inc. (b)	5,372	68,976
Surgery Partners, Inc. (b)	312	7,301
Tactile Systems Technology, Inc. (b)	839	6,536
Teladoc Health, Inc. (b)	27	684
TG Therapeutics, Inc. (b)	1,931	11,431
The Ensign Group, Inc.	1,066	84,747
The Pennant Group, Inc. (b)	117	1,218
Twist Bioscience Corp. (b)	423	14,907
Utah Medical Products, Inc.	67	5,716
Veracyte, Inc. (b)	5,376	89,242
Vericel Corp. (b)	6,375	147,900
ViewRay, Inc. (b)	1,214	4,419
Xencor, Inc. (b)	2,662	69,159
Xenon Pharmaceuticals, Inc. (b)	3,036	109,600
Zymeworks, Inc. (b)	9,332	57,392
		7,414,518
Industrials - 11.5%
AAON, Inc.	327	17,619
ACV Auctions, Inc. - Class A (b)	371	2,668
Aerojet Rocketdyne Holdings, Inc. (b)	1,032	41,270
Alta Equipment Group, Inc.	17,630	194,106
Apogee Enterprises, Inc.	235	8,982
Applied Industrial Technologies, Inc.	60	6,167
Array Technologies, Inc. (b)	671	11,125
ASGN, Inc. (b)	18	1,627
Atkore, Inc. (b)	597	46,453
Barrett Business Services, Inc.	291	22,698
Bloom Energy Corp. - Class A (b)	1,460	29,185
Boise Cascade Co.	268	15,935
Casella Waste Systems, Inc. - Class A (b)	1,345	102,744
Chart Industries, Inc. (b)	1,008	185,825
Columbus McKinnon Corp.	6,455	168,863
Comfort Systems USA, Inc.	303	29,491
Desktop Metal, Inc. - Class A (b)(c)	686	1,777
Distribution Solutions Group, Inc. (b)	1,123	31,635
EMCOR Group, Inc.	739	85,340
Exponent, Inc.	165	14,465
First Advantage Corp. (b)	240	3,079
Forward Air Corp.	248	22,385
Franklin Covey Co. (b)	1,541	69,946
FuelCell Energy, Inc. (b)(c)	1,818	6,199
Heidrick & Struggles International, Inc.	500	12,995
Herc Holdings, Inc.	30	3,116
Heritage-Crystal Clean, Inc. (b)	353	10,438
Hudson Technologies, Inc. (b)	2,775	20,396
Infrastructure and Energy Alternatives, Inc. (b)	1,113	15,070
Insperity, Inc.	20	2,042
Kforce, Inc.	198	11,613
Korn Ferry	959	45,025
Kratos Defense & Security Solutions, Inc. (b)	4,541	46,136
Luxfer Holdings PLC	5,593	81,099
Marten Transport Ltd.	2,567	49,184
Masonite International Corp. (b)	102	7,272
Mercury Systems, Inc. (b)	4,752	192,931
Mueller Industries, Inc.	1,216	72,279
PGT Innovations, Inc. (b)	164	3,437
Resideo Technologies, Inc. (b)	301	5,737
Rush Enterprises, Inc. - Class A	1,723	75,571
Saia, Inc. (b)	1,538	292,220
Shoals Technologies Group, Inc. - Class A (b)	1,492	32,153
Simpson Manufacturing Co., Inc.	876	68,678
SiteOne Landscape Supply, Inc. (b)	1,245	129,654
SP Plus Corp. (b)	1,092	34,201
Stem, Inc. (b)	1,276	17,022
Sterling Infrastructure, Inc. (b)	312	6,699
Tetra Tech, Inc.	118	15,166
The AZEK Co., Inc. (b)	7,715	128,223
The Brink's Co.	45	2,180
TPI Composites, Inc. (b)	690	7,783
TriNet Group, Inc. (b)	842	59,967
Trinity Industries, Inc.	854	18,233
UFP Industries, Inc.	911	65,738
V2X, Inc. (b)	82	2,903
Veritiv Corp. (b)	404	39,499
Watts Water Technologies, Inc. - Class A	49	6,161
Werner Enterprises, Inc.	285	10,716
		2,711,121
Information Technology - 23.4%
8x8, Inc. (b)	1,521	5,247
908 Devices, Inc. (b)(c)	9,188	151,143
A10 Networks, Inc.	5,127	68,035
ACI Worldwide, Inc. (b)	1,437	30,033
Alarm.com Holdings, Inc. (b)	279	18,096
Alkami Technology, Inc. (b)	534	8,037
Amkor Technology, Inc.	2,570	43,818
Amplitude, Inc. - Class A (b)	701	10,844
Appfolio, Inc. - Class A (b)	1,247	130,586
Appian Corp. - Class A (b)	241	9,840
Asana, Inc. - Class A (b)	520	11,560
AvidXchange Holdings, Inc. (b)	510	4,294
Axcelis Technologies, Inc. (b)	1,182	71,582
Badger Meter, Inc.	279	25,777
BigCommerce Holdings, Inc. (b)	838	12,402
Blackline, Inc. (b)	211	12,639
Box, Inc. - Class A (b)	188	4,585
Calix, Inc. (b)	543	33,199
Cass Information Systems, Inc.	499	17,310
CEVA, Inc. (b)	7,443	195,230
Coherent Corp. (b)	378	13,173
Computer Task Group, Inc. (b)	11,283	75,596
Consensus Cloud Solutions, Inc. (b)	111	5,250
CTS Corp.	904	37,652
Diebold Nixdorf, Inc. (b)	1,215	2,965
Digital Turbine, Inc. (b)	2,260	32,567
Diodes, Inc. (b)	49	3,181
Domo, Inc. - Class B (b)	277	4,983
DoubleVerify Holdings, Inc. (b)	6,229	170,363
Edgio, Inc. (b)	57,223	159,080
eGain Corp. (b)	582	4,278
Endava PLC - ADR (b)	2,368	190,932
EngageSmart, Inc. (b)	230	4,759
Enphase Energy, Inc. (b)	17	4,717
Everbridge, Inc. (b)	57	1,760
Evo Payments, Inc. - Class A (b)	12,850	427,905
ExlService Holdings, Inc. (b)	470	69,259
Expensify, Inc. - Class A (b)	6,138	91,333
Fabrinet (b)	40	3,818
Flywire Corp. (b)	288	6,613
Grid Dynamics Holdings, Inc. (b)	7,008	131,260
I3 Verticals, Inc. - Class A (b)	5,108	102,313
Insight Enterprises, Inc. (b)	48	3,956
InterDigital, Inc.	33	1,334
International Money Express, Inc. (b)	2,298	52,371
KnowBe4, Inc. - Class A (b)	2,028	42,203
Lattice Semiconductor Corp. (b)	661	32,528
LivePerson, Inc. (b)	544	5,124
MACOM Technology Solutions Holdings, Inc. (b)	1,639	84,884
Marqeta, Inc. - Class A (b)	5,901	42,015
Maximus, Inc.	297	17,187
MaxLinear, Inc. (b)	698	22,769
Model N, Inc. (b)	535	18,313
nLight, Inc. (b)	6,711	63,419
Novanta, Inc. (b)	147	17,001
Onto Innovation, Inc. (b)	834	53,418
PagerDuty, Inc. (b)	1,085	25,031
Pegasystems, Inc.	3,000	96,420
Photronics, Inc. (b)	1,669	24,401
Plexus Corp. (b)	257	22,503
Power Integrations, Inc.	836	53,771
PROS Holdings, Inc. (b)	7,510	185,497
Q2 Holdings, Inc. (b)	227	7,309
Qualys, Inc. (b)	3,101	432,248
Radware Ltd. (b)	7,135	155,472
Rambus, Inc. (b)	1,307	33,224
Remitly Global, Inc. (b)	895	9,952
Repay Holdings Corp. (b)	20,004	141,228
Sabre Corp. (b)	1,534	7,900
Sapiens International Corp. NV	1,282	24,589
Silicon Laboratories, Inc. (b)	1,888	233,055
Sprout Social, Inc. - Class A (b)	1,174	71,238
SPS Commerce, Inc. (b)	180	22,361
StoneCo Ltd. - Class A (b)	1,419	13,523
Sumo Logic, Inc. (b)	304	2,280
Super Micro Computer, Inc. (b)	351	19,330
Synaptics, Inc. (b)	260	25,743
Tenable Holdings, Inc. (b)	267	9,292
The Hackett Group, Inc.	928	16,444
Varonis Systems, Inc. (b)	753	19,970
Veeco Instruments, Inc. (b)	8,877	162,627
Verra Mobility Corp. (b)	676	10,390
WNS Holdings Ltd. - ADR (b)	6,553	536,297
Workiva, Inc. (b)	3,943	306,765
		5,533,396
Materials - 2.5%
AdvanSix, Inc.	239	7,672
American Vanguard Corp.	799	14,941
Aspen Aerogels, Inc. (b)	480	4,425
ATI, Inc. (b)	400	10,644
Avient Corp.	149	4,515
Balchem Corp.	172	20,912
Cabot Corp.	329	21,020
Chase Corp.	210	17,550
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Greif, Inc. - Class A	490	29,189
Greif, Inc. - Class B	36	2,189
Hawkins, Inc.	56	2,183
Ingevity Corp. (b)	281	17,037
Innospec, Inc.	394	33,754
Kronos Worldwide, Inc.	168	1,569
Livent Corp. (b)	849	26,022
Materion Corp.	2,481	198,480
Quaker Chemical Corp.	1,131	163,294
Ranpak Holdings Corp. (b)	3,704	12,668
Tredegar Corp.	430	4,059
		592,123
Real Estate - 0.8%
Douglas Elliman, Inc.	1,102	4,518
EastGroup Properties, Inc.	134	19,342
Essential Properties Realty Trust, Inc.	748	14,549
eXp World Holdings, Inc. (c)	843	9,450
Gladstone Commercial Corp.	413	6,401
Innovative Industrial Properties, Inc.	331	29,294
Marcus & Millichap, Inc.	1,400	45,892
Outfront Media, Inc.	2,029	30,820
Redfin Corp. (b)	203	1,185
The RMR Group, Inc. - Class A	698	16,536
Universal Health Realty Income Trust	80	3,457
		181,444
Utilities - 0.8%
American States Water Co.	96	7,483
Brookfield Infrastructure Corp. - Class A	967	39,357
Clearway Energy, Inc. - Class A	1,215	35,357
Global Water Resources, Inc.	343	4,023
Otter Tail Corp.	1,186	72,963
Sunnova Energy International, Inc. (b)	1,312	28,969
Via Renewables, Inc.	588	4,063
		192,215
Total Common Stocks (Cost $23,462,327)		22,984,332

Total Investments at Value - 97.4% (Cost $23,462,327)		22,984,332
Other Assets in Excess of Liabilities - 2.6%		615,644
Net Assets - 100.0%		$23,599,976

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2022. The total fair value of securities on loan at September 30, 2022 was $569,672.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of September 30, 2022, representing 0.0% of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of September 30, 2022, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2022:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$22,984,332	$-	$-	*	$22,984,332
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22,984,332	$-	$-		$22,984,332

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of September 30, 2022. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.